Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 20,048	$ 17,386
Available-for-sale marketable securities	14,004	10,334
Short-term bank deposits	54,155	88,773
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 1,440 and $ 1,641 in 2011 and 2012, respectively)	18,408	12,565
Other current assets and prepaid expenses	3,975	3,218
Inventories	12,545	12,147
Total current assets	123,135	144,423
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	121,114	102,644
Long-term bank deposits	65,625
Severance pay fund	2,957	3,047
Total long-term investments	189,696	105,691
Property and equipment, net	13,589	11,084
Intangible assets, net	5,128	8,163
Goodwill	24,465	24,465
Other assets	1,637	1,365
Total assets	357,650	295,191
CURRENT LIABILITIES:
Trade payables	9,915	5,099
Deferred revenues	36,304	35,516
Employees and payroll accruals	6,559	7,748
Other payables and accrued expenses	13,742	6,984
Total current liabilities	66,520	55,347
LONG TERM LIABILITIES:
Deferred revenues	16,486	16,978
Other long term liabilities	3,414	3,545
Total long term liabilities	19,900	20,523
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.1 par value - Authorized: 30,000,000 at December 31, 2011 and 2012; Issued: 23,046,257 and 23,981,409 shares at December 31, 2011 and 2012, respectively; Outstanding: 21,250,300 and 22,185,452 shares at December 31, 2011 and 2012, respectively	599	574
Additional paid-in capital	249,739	233,353
Treasury stock (1,795,957 shares of common stock at December 31, 2011 and 2012)	(18,082)	(18,082)
Accumulated other comprehensive income (loss)	2,078	(1,663)
Retained earnings	36,896	5,139
Total shareholders' equity	271,230	219,321
Total liabilities and shareholders' equity	$ 357,650	$ 295,191